Trade and other receivables and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables and other current assets
Trade receivables	€ 9,206	€ 22,133	€ 6,629
Prepayments	142	543	21
Other receivables	9,261	5,289	3,078
Trade and other receivables	18,609	27,966	9,728
Inventories	276	279	300
Current restricted cash			6,570
Accrued income	3,863	2,584	3,617
Deferred charges	4,104	3,825	3,621
Other current assets	8,244	6,688	14,109
Total trade and other receivables & other current assets	€ 26,852	€ 34,653	€ 23,836